Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.26%♦
Basic Industry — 7.75%
Arconic †	53,000	$1,345,670
Ashland Global Holdings	17,300	1,535,721
Avient	32,100	1,517,367
Berry Global Group †	72,100	4,426,940
HB Fuller	35,000	2,201,850
Huntsman	73,800	2,127,654
Louisiana-Pacific	91,300	5,063,498
Summit Materials Class A †	46,400	1,300,128
		19,518,828
Business Services — 1.86%
Deluxe	19,200	805,632
PAE †	70,900	639,518
WESCO International †	37,300	3,227,569
		4,672,719
Capital Spending — 10.49%
Altra Industrial Motion	64,800	3,584,736
Atkore †	52,500	3,774,750
H&E Equipment Services	34,100	1,295,800
ITT	52,600	4,781,866
KBR	47,332	1,817,075
MasTec †	69,800	6,540,260
Primoris Services	57,250	1,896,693
Rexnord	58,200	2,740,638
		26,431,818
Consumer Cyclical — 4.81%
Adient †	59,900	2,647,580
Barnes Group	37,100	1,837,934
KB Home	53,000	2,466,090
Knoll	56,300	929,513
Leggett & Platt	32,700	1,492,755
Meritage Homes †	24,400	2,242,848
Standard Motor Products	12,000	498,960
		12,115,680
Consumer Services — 10.18%
Aaron's	13,550	347,964
Acushnet Holdings	33,400	1,380,422
American Eagle Outfitters	56,600	1,654,984
Asbury Automotive Group †	15,400	3,026,100
Cable One	800	1,462,688
Choice Hotels International †	22,500	2,414,025
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Services (continued)
Cracker Barrel Old Country Store	15,200	$2,627,776
Denny's †	47,400	858,414
PROG Holdings	31,600	1,367,964
Steven Madden	39,700	1,479,222
TEGNA	116,900	2,201,227
Texas Roadhouse †	18,250	1,750,905
UniFirst	12,500	2,796,375
Wolverine World Wide	59,413	2,276,706
		25,644,772
Consumer Staples — 3.64%
Core-Mark Holding	37,700	1,458,613
J & J Snack Foods	13,100	2,057,093
Performance Food Group †	31,900	1,837,759
Scotts Miracle-Gro	6,000	1,469,820
Spectrum Brands Holdings	27,500	2,337,500
		9,160,785
Energy — 3.63%
CNX Resources †	175,700	2,582,790
Delek US Holdings	57,700	1,256,706
Devon Energy	116,373	2,542,750
Dril-Quip †	26,100	867,303
Helix Energy Solutions Group †	167,400	845,370
Patterson-UTI Energy	148,500	1,058,805
		9,153,724
Financial Services — 29.26%
American Equity Investment Life Holding	94,500	2,979,585
Bank of NT Butterfield & Son	44,900	1,716,078
East West Bancorp	116,300	8,582,940
Essent Group	17,400	826,326
First Financial Bancorp	103,100	2,474,400
First Interstate BancSystem Class A	37,300	1,717,292
First Midwest Bancorp	28,200	617,862
FNB	309,700	3,933,190
Great Western Bancorp	84,100	2,547,389
Hancock Whitney	107,350	4,509,774
Hanover Insurance Group	24,800	3,210,608
Kemper	22,300	1,777,756
NBT Bancorp	25,200	1,005,480
Prosperity Bancshares	28,000	2,096,920

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financial Services (continued)
S&T Bancorp	34,600	$1,159,100
Sandy Spring Bancorp	31,900	1,385,417
Selective Insurance Group	46,500	3,373,110
Sterling Bancorp	83,000	1,910,660
Stifel Financial	92,950	5,954,377
Synovus Financial	66,300	3,033,225
Umpqua Holdings	202,200	3,548,610
Valley National Bancorp	260,900	3,584,766
Webster Financial	90,700	4,998,477
WesBanco	24,200	872,652
Western Alliance Bancorp	62,150	5,869,446
		73,685,440
Healthcare — 3.15%
Avanos Medical †	39,800	1,740,852
Integer Holdings †	25,200	2,320,920
Integra LifeSciences Holdings †	33,700	2,328,333
Service Corp. International	30,050	1,534,053
		7,924,158
Real Estate Investment Trusts — 7.53%
Brandywine Realty Trust	172,600	2,228,266
Independence Realty Trust	74,000	1,124,800
Kite Realty Group Trust	70,505	1,360,041
Lexington Realty Trust	186,500	2,072,015
Life Storage	23,750	2,041,313
National Health Investors	21,800	1,575,704
Outfront Media †	121,900	2,661,077
RPT Realty	107,600	1,227,716
Spirit Realty Capital	54,100	2,299,250
STAG Industrial	32,840	1,103,752
Summit Hotel Properties †	125,900	1,279,144
		18,973,078
Technology — 10.95%
Cirrus Logic †	27,000	2,289,330
Coherent †	4,613	1,166,581
Concentrix †	12,000	1,796,640
Diodes †	18,400	1,469,056
Flex †	195,209	3,574,277
NCR †	22,288	845,830
NetScout Systems †	47,900	1,348,864
ON Semiconductor †	79,000	3,287,190
SYNNEX	12,000	1,378,080
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Teradyne	24,200	$2,944,656
Tower Semiconductor †	85,800	2,405,832
TTM Technologies †	148,900	2,159,050
Viavi Solutions †	126,500	1,986,050
Vishay Intertechnology	38,100	917,448
		27,568,884
Transportation — 2.85%
Kirby †	28,800	1,736,064
Saia †	5,700	1,314,306
SkyWest †	25,350	1,381,068
Werner Enterprises	58,500	2,759,445
		7,190,883
Utilities — 3.16%
ALLETE	32,200	2,163,518
Black Hills	33,800	2,256,826
South Jersey Industries	64,700	1,460,926
Southwest Gas Holdings	30,100	2,068,171
		7,949,441
Total Common Stock (cost $189,289,540)		249,990,210

Short-Term Investments — 0.77%
Money Market Mutual Funds — 0.77%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	486,130	486,130
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	486,132	486,132
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	486,132	486,132

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	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	486,132	$486,132
Total Short-Term Investments (cost $1,944,526)		1,944,526

Total Value of Securities—100.03% (cost $191,234,066)		251,934,736
Liabilities Net of Receivables and Other Assets—(0.03%)		(66,530)
Net Assets Applicable to 7,656,396 Shares Outstanding—100.00%		$251,868,206
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
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